Acquisition Integration and Restructuring Charges (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Acquisition Integration Charges [Line Items]
Restructuring Charges	$ 50
Severance costs	34
Other restructuring costs	16
Restructuring reserve, current	$ 34